Note 16 - Capital Risk Management	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Capital Risk Management [Text Block]
16.	Capital risk management

The capital of the Company includes equity, which is comprised of issued common capital stock, additional paid-in capital, and accumulated deficit. The Company's objective when managing its capital is to safeguard the ability to continue as a going concern in order to provide returns for its shareholders, and other stakeholders and to maintain a strong capital base to support the Company's core activities.